Stock Option Plans (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plans (Details) [Line Items]
Common stock shares issued (in Shares)	126,727,134	126,727,134	8,992,039	8,865,510
Common stock reserved for issuance (in Shares)			2,043,123	2,524,399
Weighted-average grant date fair value per share of stock options granted (in Dollars per share)		$ 7.69	$ 3.13	$ 2.95
Unrecognized stock-based compensation cost	$ 2,600,000	$ 2,600,000	$ 3,300,000	$ 2,800,000
Recognized average period		2 years 9 months 21 days	2 years 9 months 29 days	2 years 7 months 13 days
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)			558,513
Expense from RSUs			$ 1,000	$ 0
Software development costs	18,957,000	$ 18,957,000	$ 18,401,000	16,481,000
Restricted stock units grants (in Shares)		3,732,115
Share based compensation expense	7,800,000	$ 7,800,000
Total unrecognized compensation cost	41,000,000.0	41,000,000.0
Total grant date fair value of shares vested		$ 18,200,000
Issued outstanding performance-based awards (in Shares)			150,000
Issued PSUs			$ 12,620,000	$ 499,000
PSUs term		5 years
Expense from PSUs	$ 1,000,000.0	$ 1,000,000.0
Stock Option [Member]
Stock Option Plans (Details) [Line Items]
Common stock shares issued (in Shares)			14,397,027	14,397,027
Software development costs			$ 500,000	$ 400,000
Performance Based Awards [Member]
Stock Option Plans (Details) [Line Items]
Stock-based compensation expense		2,500,000
Issued PSUs		$ 2,693,061
2021 Stock Plan [Member]
Stock Option Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)	38,018,247	38,018,247
Dividend yield		0.00%
2021 Stock Plan [Member]
Stock Option Plans (Details) [Line Items]
Recognized average period		2 years 5 months 19 days
Restricted stock units granted (in Shares)		4,985,044
Restricted stock units vested (in Shares)		1,252,929
Board of Directors [Member]
Stock Option Plans (Details) [Line Items]
Stock option plan, description			The term of an ISO granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of the grant. The exercise price of an ISO granted to any employee other than 10% stockholder will not be less than 100% of the estimated fair value of the shares on the date of grant.
NSO [Member]
Stock Option Plans (Details) [Line Items]
Stock option plan, description			The exercise price of an NSO granted to a 10% stockholder will not be less than 100% of the estimated fair value of the shares on the date of the grant. The exercise price of an NSO granted to any grantee other than 10% stockholder will not be less than 85% the estimated fair value of the shares on the date of the grant. In the case of options intended to qualify as performance-based compensation, the exercise price will not be less than 100% of the estimated fair value of the shares on the date of the grant.